Convertible note liability - fair value of warrants granted (Details)		6 Months Ended
	Aug. 20, 2024 USD ($)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Issuance of warrants		$ 42,528
Warrants
Disclosure of detailed information about borrowings [line items]
Issuance of warrants	$ 42,528
Warrants | Share price
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted	39.23
Warrants | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted	0
Warrants | Exercise price
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted	37.5
Warrants | Risk-free interest rate
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted	3.93
Warrants | Expected life
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted	2
Warrants | Expected volatility
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted	17.7